DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Results Of Discontinued Operation [Table Text Block]
		For the year ended
	December 31,	December 31,	December 31,
	2019	2018	2017
Expenses
Professional fees	—	—	2,149
General and administrative expenses	—	—	10,867
Impairments	—	—	295
Depreciation and amortization	—	—	24
Net operating loss	—	—	(13,335)
Foreign exchange (loss) gain	—	(173)	304
Net loss from discontinued operations	—	(173)	(13,031)

Schedule of Cash Flows from Discontinued Operation [Table Text Block]
		For the year ended
	December 31,	December 31,	December 31,
	2019	2018	2017
Net loss from discontinued operations	$—	$(173)	$(13,031)
Add items not affecting cash:
Depreciation	—	—	24
Impairments	—	—	295
Change in non-cash working capital items
Prepaids and advances	—	3,703	7,567
Accounts payable	—	(5,358)	4,676
Cash utilized in operating activities - discontinued operations	—	(1,827)	(469)
Cash outflows from discontinued operations	—	(1,827)	(469)
Cash - discontinued operations	—	—	1,827